Note 11 - Equity and Stock-based Compensation - Warrants Outstanding (Details)	May 04, 2016 $ / shares shares
Outstanding (in shares)	113,629,178
Stock Purchase Warrants 1 [Member]
Outstanding (in shares)	20,000
Exercise Price (in dollars per share) | $ / shares	$ 0.40
Expiration Date	2016-06
Stock Purchase Warrants 2 [Member]
Outstanding (in shares)	136,364
Exercise Price (in dollars per share) | $ / shares	$ 0.66
Expiration Date	2018-02
Stock Purchase Warrants 3 [Member]
Outstanding (in shares)	6,363,638
Exercise Price (in dollars per share) | $ / shares	$ 0.75
Expiration Date	2018-02
Stock Purchase Warrants 4 [Member]
Outstanding (in shares)	5,047,461
Exercise Price (in dollars per share) | $ / shares	$ 0.65
Expiration Date	2017-12
Stock Purchase Warrants 5 [Member]
Outstanding (in shares)	232,964
Exercise Price (in dollars per share) | $ / shares	$ 0.65
Expiration Date	2017-12
Stock Purchase Warrants 6 [Member]
Outstanding (in shares)	2,884,615
Exercise Price (in dollars per share) | $ / shares	$ 0.52
Expiration Date	2019-03
Stock Purchase Warrants 7 [Member]
Outstanding (in shares)	1,474,615
Exercise Price (in dollars per share) | $ / shares	$ 0.52
Expiration Date	2019-03
Stock Purchase Warrants 8 [Member]
Outstanding (in shares)	3,525,000
Exercise Price (in dollars per share) | $ / shares	$ 0.52
Expiration Date	2019-06
Stock Purchase Warrants 9 [Member]
Outstanding (in shares)	1,079,137
Exercise Price (in dollars per share) | $ / shares	$ 0.70
Expiration Date	2020-02
Stock Purchase Warrants 10 [Member]
Outstanding (in shares)	250,000
Exercise Price (in dollars per share) | $ / shares	$ 0.70
Expiration Date	2020-02
Stock Purchase Warrants 11 [Member]
Outstanding (in shares)	25,115,384
Exercise Price (in dollars per share) | $ / shares	$ 0.52
Expiration Date	2021-03
Stock Purchase Warrants 12 [Member]
Outstanding (in shares)	67,500,000
Exercise Price (in dollars per share) | $ / shares	$ 0.52
Expiration Date	2021-06